FAIR VALUE MEASUREMENTS - Changes in the fair value of financial liabilities (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Bridge Note Embedded Derivative, Beginning Fair Value	$ 0	$ 273,534		$ 273,534	$ 0
Change in valuation inputs or other assumptions				(92,449)	64,731
Bridge Note Embedded Derivative, Ending Fair Value			$ 273,534	0	273,534
Extension Note - Bifurcated Derivative | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Bridge Note Embedded Derivative, Beginning Fair Value	22,872
Change in valuation inputs or other assumptions	(4)
Bridge Note Embedded Derivative, Ending Fair Value	22,868			22,872
Exchange Note | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Bridge Note Embedded Derivative, Beginning Fair Value	2,621,558
Initial value of Additional Bridge on January 25, 2024				2,523,744
Change in valuation inputs or other assumptions	$ 192,801			$ (97,814)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment Of Notes			Fair Value Adjustment Of Notes
Bridge Note Embedded Derivative, Ending Fair Value	$ 2,814,359			$ 2,621,558
Additional Bridge Notes | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Bridge Note Embedded Derivative, Beginning Fair Value	102,726
Initial value of Additional Bridge on January 25, 2024	51,705			100,000
Change in valuation inputs or other assumptions	2,133			2,726
Bridge Note Embedded Derivative, Ending Fair Value	156,564			102,726
ELOC | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Bridge Note Embedded Derivative, Beginning Fair Value	203,720
Initial value of Additional Bridge on January 25, 2024				204,039
Change in valuation inputs or other assumptions	(13,956)			(318)
Bridge Note Embedded Derivative, Ending Fair Value	189,764			203,720
PIPE Forward Contract | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Bridge Note Embedded Derivative, Beginning Fair Value		170,666		170,666
Change in valuation inputs or other assumptions			170,666	529,840
Derecognized value at termination date				(700,506)
Change in fair value		1,163,950
Bridge Note Embedded Derivative, Ending Fair Value		1,334,616	170,666		170,666
Bridge Note - Bifurcated Derivative | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Bridge Note Embedded Derivative, Beginning Fair Value		364,711	278,404	364,711
Change in valuation inputs or other assumptions			86,307	(120,267)
Derecognized value at termination date				(244,444)
Change in fair value		(34,758)
Bridge Note Embedded Derivative, Ending Fair Value		$ 329,953	$ 364,711		$ 364,711
Extension Note - Bifurcated Derivative | Digital Health Acquisition Corp.
FAIR VALUE MEASUREMENTS
Bridge Note Embedded Derivative, Beginning Fair Value	$ 22,872
Initial value of Additional Bridge on January 25, 2024				24,502
Change in valuation inputs or other assumptions				(1,630)
Bridge Note Embedded Derivative, Ending Fair Value				$ 22,872